LONG-TERM INVESTMENTS (Schedule of Cost method investment) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Cost Method Investments, Fair Value Disclosure		$ 82,809	$ 77,685
Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong") [Member]
Ownership percentage, cost method	[1]	20.00%	20.00%
Cost Method Investments, Fair Value Disclosure	[1]	$ 415	$ 388
Qingdao Jinshi Zhixing Investment Centre LLP (“Qingdao Jinshi”) [Member]
Ownership percentage, cost method	[2]	0.00%	3.00%
Cost Method Investments, Fair Value Disclosure	[2]	$ 0	$ 22
Beijing Zhongjiao Huineng Information Technology Co., Ltd [Member]
Ownership percentage, cost method	[3]	13.00%	13.00%
Cost Method Investments, Fair Value Disclosure	[3]	$ 577	$ 541
AM Advertising [Member]
Ownership percentage, cost method		20.00%	20.00%
Cost Method Investments, Fair Value Disclosure		$ 81,817	$ 76,734

[1]	In June 2010, the Group acquired 20% equity interest in Zhangshangtong Air Service (Beijing) Co., Ltd. ("Zhangshangtong"), a company established in the PRC that is mainly engaged in air tickets agency services.
[2]	In January 2016, the Group acquired 3.35% equity interest in Qingdao Jinshi Zhixing Investment Centre LLP. ("Qingdao Jinshi "), a limited partnership established in the PRC that is mainly engaged in fund management and investment. The investment is disposed in year 2017. Proceed of $22 has been collected and gain/loss of nil has been incurred from the disposal for the year ended December 31, 2017.
[3]	In January 2016, the Group acquired 13.3% equity interest in Zhongjiao Huineng, a company established in the PRC that is mainly engaged in providing WIFI and GPS service to logistic industry.